PROVISIONS	12 Months Ended
Dec. 31, 2022
PROVISIONS
PROVISIONS
13.	PROVISIONS

	Reclamation and
	remediation
	obligations (i)	Other	Total
Balance at January 1, 2022	$867.0	$70.9	$937.9
Additions	31.8	10.4	42.2
Reductions	(38.2)	(52.4)	(90.6)
Reclamation spending	(20.6)	—	(20.6)
Accretion	25.5	—	25.5
Reclamation expense	23.5	—	23.5
Disposals(a)	(110.0)	(1.2)	(111.2)
Balance at December 31, 2022	$779.0	$27.7	$806.7

Current portion	50.4	0.4	50.8
Non-current portion	728.6	27.3	755.9
	$779.0	$27.7	$806.7

(a)

On June 15, 2022, the Company announced that it had completed the sale of its Russian operations (see Note 6ii), and on August 10, 2022, the Company announced that it had completed the sale of its Chirano operations (see Note 6iii).

(i)	Reclamation and remediation obligations

The Company conducts its operations so as to protect the public health and the environment, and to comply with all applicable laws and regulations governing protection of the environment. Reclamation and remediation obligations arise throughout the life of each mine. The Company estimates future reclamation costs based on the level of current mining activity and estimates of costs required to fulfill the Company’s future obligations. The above table details the items that affect the reclamation and remediation obligations.

Included in other operating expense for the year ended December 31, 2022 is a $23.5 million expense (year ended December 31, 2021 - $1.8 million) reflecting revised estimated fair values of costs that support the reclamation and remediation obligations for properties that have been closed or are nearing the end of their operating life. The majority of the expenditures are expected to occur between 2023 and 2045. The discount rates used in estimating the site restoration cost obligation were between 3.9% and 8.8% for the year ended December 31, 2022 (year ended December 31, 2021 – 1.3% and 10.3%), and the inflation rates used were between 2.0% and 8.7% for the year ended December 31, 2022 (year ended December 31, 2021 - 2.3% and 5.3%).

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated reclamation and remediation obligations. As at December 31, 2022, letters of credit totaling $463.2 million (December 31, 2021 - $384.7 million) had been issued to various regulatory agencies to satisfy financial assurance requirements for this purpose. The letters of credit were issued against the Company’s Letter of Credit guarantee facility with EDC, the revolving credit facility, and pursuant to arrangements with certain international banks. The Company is in compliance with all applicable requirements under these facilities. As at December 31, 2022, $317.0 million (December 31, 2021 - $307.4 million) of surety bonds were outstanding as security over reclamation and remediation obligations with respect to Kinross’ properties in the United States. The surety bonds were issued pursuant to arrangements with international insurance companies.